Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiaries, VIE and VIE's subsidiaries
As of December 31, 2020, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principalactivities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding

Beijing Burning Rock Biotech Co., Ltd. (the “WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development

VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding

VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales

Guangzhou Burning Rock Biotechnology Co., Ltd.	January 23, 2018	PRC	Nil	Cancer therapy selection test and sales of reagent kits

Summary of financial information of VIE and VIE's subsidiaries
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$

Cash and cash equivalents	28,102	149,736	22,948
Restricted cash	4,009	263	40
Accounts receivable (net of allowances of RMB12,665 and RMB23,983 (US$3,676) as of December 31, 2019 and 2020, respectively)	88,555	88,217	13,520
Contract assets	909	22,534	3,453
Amounts due from related parities	2,052	212	32
Inter-company receivables*	7,232	8,432	1,292
Inventories	49,662	61,374	9,406
Prepayments and other current assets	15,931	17,548	2,692

Total current assets	196,452	348,316	53,383

Property and equipment, net	33,246	32,342	4,957
Intangible assets, net	91	77	12
Other non-current assets	3,171	5,797	888

Total non-current assets	36,508	38,216	5,857

TOTAL ASSETS	232,960	386,532	59,240

Accounts payable	10,068	26,871	4,118
Deferred revenue	49,539	74,402	11,403
Inter-company payables*	273,772	495,526	75,943
Capital lease obligations, current	4,893	4,816	738
Accrued liabilities and other current liabilities	38,422	54,271	8,317
Customer deposits	4,104	1,120	172
Short-term borrowings	2,370	7,370	1,130
Current portion of long-term borrowings	30,987	266	41

Total current liabilities	414,155	664,642	101,862

Deferred government grant	991	263	40
Capital lease obligations	4,816	—	—
Long-term borrowings	266	—	—

Total non-current liabilities	6,073	263	40

TOTAL LIABILITIES	420,228	664,905	101,902

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Summary of operations and comprehensive loss statements of VIE and VIE's subsidiaries
The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Revenues	204,310	381,460	432,142	66,229
Net loss	(93,455)	(72,015)	(244,765)	(37,510)

Summary of cash flow statement of VIE and VIE's subsidiaries
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Net cash (used in) generated from operating activitie s	(44,153)	(4,993)	158,563	24,301
Net cash used in investing activities	(7,908)	(56,052)	(9,795)	(1,501)
Net cash generated from (used in) financing activities	79,261	34,540	(30,880)	(4,733)